Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2025
Land use rights, net
Schedule of land use right

	December 31,
	2024	2025
	US$	US$

Gross carrying amount	368,942	377,319
Less: accumulated amortization	(65,827)	(75,929)

Land use rights, net	303,115	301,390

Customer relationships
Land use rights, net
Schedule of finite-lived intangible assets, future amortization expense

Amortization expense
of land use rights
US$

2026	8,463
2027	8,463
2028	8,463
2029	8,463
2030	8,463